Geographic Information	12 Months Ended
Dec. 31, 2023
Geographic Information [Abstarct]
GEOGRAPHIC INFORMATION

NOTE 10:- GEOGRAPHIC INFORMATION

a.	Revenues by geographical areas from external customers:

	Year ended December 31,
	2023	2022	2021

Israel	$3,054,021	$1,311,524	$1,600,642
United Kingdom	446,684	836,443	274,325
Australia	469,365	-	-
Switzerland	-	-	100,580
USA	950	301,990	44,840
Rest of the world	60,083	54,939	55,368

	$4,031,103	$2,504,896	$2,075,755

b.	Major customers by percentage from total revenues:

	Year ended December 31,
	2023	2022	2021
	%

Customer A	11.1	33.4	13.2
Customer B	35.4	25.1	5.1
Customer C	-	12.0	-
Customer D	-	5.3	-

c.	The Company’s long-term assets and operating lease right-of-use assets are located in Israel.